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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarium Capital Management, LLC
Address: 1114 Avenue of the Americas, 29th Floor
         New York, NY 10036

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Peter Thiel
Title: President
Phone: (212) 903-2800

Signature, Place, and Date of Signing:


/s/ Peter Thiel                             New York, NY          May 14, 2010
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           13

Form 13F Information Table Value Total:       19,568
                                          (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------- --------- -------- -------------------  ---------- -------- -------------------
                              TITLE OF              VALUE  SHRS OR        PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER           CLASS     CUSIP   (x$1000) PRN AMT SH/PRN CALL  DISCRETION  MANAGER  SOLE  SHARED  NONE
---------------------------- ---------- --------- -------- ------- ------ ----  ---------- -------- ------ ------ -----
AXIS CAPITAL HOLDINGS            SHS    G0692U109     625   20,000 SH           SOLE                20,000      0     0
CONTANGO OIL & GAS COMPANY     COM NEW  21075N204   1,279   25,000 SH           SOLE                25,000      0     0
EXXON MOBIL CORP                 COM    30231G102     804   12,000 SH           SOLE                12,000      0     0
EXXON MOBIL CORP                 COM    30231G102   4,689   70,000 SH     CALL  SOLE
HEWLETT PACKARD CO               COM    428236103   2,126   40,000 SH           SOLE                40,000      0     0
ICONIX BRAND GROUP INC           COM    451055107   1,075   70,000 SH           SOLE                70,000      0     0
INTEL CORP                       COM    458140100     668   30,000 SH           SOLE                30,000      0     0
INTERACTIVE BROKERS GROUP IN     COM    45841N107   1,292   80,000 SH           SOLE                80,000      0     0
MCDONALDS CORP                   COM    580135101   1,601   24,000 SH           SOLE                24,000      0     0
PROGRESSIVE CORP OHIO            COM    743315103   1,546   81,000 SH           SOLE                81,000      0     0
ROSETTA STONE INC                COM    777780107   1,189   50,000 SH           SOLE                50,000      0     0
SPDR S&P 500 ETF TR          UNIT SER 1
                                 S&P    78462F103   2,644   22,596 SH           SOLE                22,596      0     0
TRICO MARINE SERVICES INC      COM NEW  896106200      30   13,000 SH           SOLE                13,000      0     0


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